Shareholders' Equity (Details) - Schedule of Weighted Average Exercise Prices Share Options - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Granted (in Shares)		55,500,000
Weighted average exercise price, Granted		$ 0.01
Weighted average remaining contractual terms, Granted		10 years
Aggregate intrinsic value , Granted
Number of options, Forfeited/expired (in Shares)		(25,200)
Weighted average exercise price, Forfeited/expired
Aggregate intrinsic value, Forfeited/expired
Number of options, Ending (in Shares)	27,002,200	82,477,000
Weighted average exercise price, Ending	$ 0.13	$ 0.04
Weighted average remaining contractual terms, Ending	7 years 1 month 20 days	8 years 4 months 24 days
Aggregate intrinsic value, Ending (in Dollars)
Number of options, Vested and expected to vest (in Shares)		82,477,000
Weighted average exercise price, Vested and expected to vest		$ 0.04
Weighted average remaining contractual terms, Vested and expected to vest		8 years 4 months 24 days
Aggregate intrinsic value, Vested and expected to vest (in Dollars)
Number of options, Exercisable (in Shares)		24,280,125
Weighted average exercise price, Exercisable		$ 0.11
Weighted average remaining contractual terms, Exercisable		7 years 2 months 15 days
Aggregate intrinsic value, Exercisable (in Dollars)